COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) (USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
COMMITMENTS, CONTINGENCIES, AND GUARANTEES [Abstract]
Estimated costs to complete future remediation efforts	$ 3,500,000	$ 3,500,000
Loss contingency for a Canadian anti-dumping duty	600,000	2,300,000
Long-term Purchase Commitment [Line Items]
Anti Dumping Duty Assessment	1,526,000	2,328,000	0
Surety Bonds and Letters of Credit [Abstract]
Payment and performance bonds outstanding	24,200,000
Expiration period of surety bonds	2 years
Completed projects still under warranty	17,700,000
Outstanding letters of credit	26,500,000	28,700,000
Irrevocable letters of credit in favor of our insurers outstanding	16,700,000
Irrevocable letters of credit in favor of our industrial development revenue bonds outstanding	9,800,000
Approximate identification and removal of contaminants costs	600,000
Capital Addition Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
Outstanding purchase commitments on capital projects	4,200,000
Imports [Member]
Long-term Purchase Commitment [Line Items]
Anti Dumping Duty Assessment	$ 900,000